SUBSEQUENT EVENTS (Details) shares in Millions, T in Millions, $ in Millions				59 Months Ended
	Mar. 30, 2025 R$ / shares shares	Mar. 30, 2023 USD ($) R$ / shares shares	Feb. 14, 2023 USD ($) T	Dec. 31, 2027 USD ($)
New Asset Production
Disclosure of non-adjusting events after reporting period [line items]
Expected capital investment | $			$ 2,200.0
Capacity of steel (in tons) | T			2.6
Capacity of iron (in tons) | T			2.1
Cumulative payments for development project expenditure | $				$ 2,900.0
Period of capital expenditures recognition			4 years
Major ordinary share transactions | Usiminas
Disclosure of non-adjusting events after reporting period [line items]
Business acquisition, share price | R$ / shares	R$ 10
Percent of board approval		0.55
Share price trading day window average	40 days
Major ordinary share transactions | Usiminas | Ternium S.A.
Disclosure of non-adjusting events after reporting period [line items]
Cash transferred | $		$ 111.0
Proportion of voting rights held in subsidiary		51.50%
Percentage of share capital issued and outstanding		0.251
Major ordinary share transactions | Usiminas | T/T Group
Disclosure of non-adjusting events after reporting period [line items]
Proportion of voting rights held in subsidiary		61.30%
Major ordinary share transactions | Usiminas | NSC Group
Disclosure of non-adjusting events after reporting period [line items]
Proportion of voting rights held in subsidiary		31.70%
Major ordinary share transactions | Usiminas | Previdencia Usiminas
Disclosure of non-adjusting events after reporting period [line items]
Proportion of voting rights held in subsidiary		7.10%
Major ordinary share transactions | Ordinary shares | Usiminas
Disclosure of non-adjusting events after reporting period [line items]
Number of shares outstanding (shares) | shares	153.1
Business acquisition, share price | R$ / shares		$ 10
Major ordinary share transactions | Ordinary shares | Usiminas | Usiminas Control Group
Disclosure of non-adjusting events after reporting period [line items]
Number of shares outstanding (shares) | shares		68.7
Major ordinary share transactions | Ordinary shares | Usiminas | Ternium S.A.
Disclosure of non-adjusting events after reporting period [line items]
Number of shares outstanding (shares) | shares		57.7